UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  March 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2020

CrossingBridge Low Duration High Yield Fund

Institutional Class
(CBLDX)

Investment Adviser

CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Phone: 1-888-898-2780

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the shareholder reports for the CrossingBridge Low Duration High Yield Fund (the “Fund”) will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary, such as a broker-dealer or bank. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future Fund shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

MANAGEMENT’S DISCUSSION OF
FUND PERFORMANCE AND ANALYSIS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	10

STATEMENT OF ASSETS AND LIABILITIES	16

STATEMENT OF OPERATIONS	17

STATEMENTS OF CHANGES IN NET ASSETS	18

FINANCIAL HIGHLIGHTS	19

NOTES TO FINANCIAL STATEMENTS	20

ADDITIONAL INFORMATION	29

Management’s Discussion of Fund Performance and Analysis
(Unaudited)

Dear Shareholder,

The Semi-Annual Report for the CrossingBridge Low Duration High Yield Fund (“CBLDX” or the “Fund”), covers the six-month period of October 1, 2019 through March 31, 2020.  For the six-month period ended March 31, 2020, the Fund returned -4.60% on its Institutional Class shares while the ICE BofAML 0-3 Year U.S. High Yield Excluding Financials Index returned -10.62%, the ICE BofAML 1-3 Year U.S. Corporate Bond Index returned -0.81% and the ICE BofAML 0-3 Year U.S. Treasury Index gained 2.79%.

Monthly investment results for the six-month period ranged from -5.12% in March 2020 to 0.48% in December 2019. The Fund generated positive returns for three out of the six months and the median monthly return for the period was 0.01% and a standard deviation of 2.16%.

The Fund had a positive contribution from interest income and had realized capital losses and unrealized losses during the period.  The total return for the period was lower as the Fund’s net asset value per share dropped from $10.04 on September 30, 2019 to $9.44 on March 31, 2020.

During the 1st calendar quarter of 2020, the S&P 500 Index fell -19.60% (including reinvested dividends) and the ICE BofAML U.S. High Yield Index declined -13.12% in response to the global economic shutdown precipitated by the spread of the COVID-19 pandemic. For historical context, this was the worst quarterly performance for both indices since the 4th calendar quarter of 2008, during the Great Financial Crisis. The decline was particularly sharp, beginning after the S&P 500 Index reached an all-time high on February 19, 2020 when the index was trading at 19x 12-month forward earnings, its highest level since May 2002. The decline gathered speed in the following days as investors began to recognize the severity of the spread of the COVID-19 virus and the potential threat to the global economy. Similarly, high yield credit spreads were near historic tights, approximately 366 basis points (bps), at the beginning of the year and had only widened modestly, to approximately 382 basis points, at the time the equity market peaked. However, as the equity market plummeted, high yield credit spreads soared, peaking on March 23, 2020 at 1082 basis points before settling down to finish the month at 889 basis points. Unsurprisingly, the greatest increase in credit spread was among lower quality issues: BB (ex-financials) option-adjusted spread (OAS) rose by 477 basis points while CCC (ex-financials) OAS rose by 853 basis points. In the 4th calendar quarter of 2019, we noted that the ratio of CCC OAS to BB OAS was at a very high level compared to the last 20 years, at 4.8x, as investors strongly favored those high yield bonds perceived to be “safer”. This reversed dramatically in the 1st calendar quarter of 2020 to 2.6x, a level last seen in 2010, as investors reappraised the risk associated with BB credits. Energy credits were the worst hit during the quarter as oil prices fell precipitously, impacted both by the sharp decline in demand due to worldwide “shelter-in-place” directives intended to reduce the spread of COVID-19 and an unexpected increase in oil supply resulting from price reductions and production increases taken by Saudi Arabia and Russia in early March. Lodging & Leisure, Retail and Gaming credits were also among the worst performers as fears of COVID-19 and efforts to stem its advance caused widespread closures of hotels, stores (other than those selling essentials) and casinos.

Source: Barclays Bloomberg High Yield Index

At the end of 2019, the markets were concerned about the potential for a recession and geopolitical issues that might dampen market returns after a very strong year. At the end of the 1st calendar quarter of 2020, this has changed dramatically as we face a global pandemic that has shut down entire industries and small businesses, caused unemployment to soar, driven the Federal Reserve to reduce interest rates to zero and institute a panoply of measures to ensure liquidity in the economy.  It has also led Congress, with the President’s support, to pass a series of stimulus packages to put money into the hands of the unemployed and rescue industries, suddenly with no revenues, on the brink of failure. Credit downgrades have spiked as the ratio of downgrades to upgrades, 1.8x in 2019, was 3.3x in the 1st calendar quarter of 2020 (including a benign January and February). Downgrades, which historically usually presage defaults, were about average at 2.1% in 2019, but are expected by many to rise to 10% or higher due to the sharp economic decline we are experiencing.  As a result of the global selloff, we are seeing what we believe to be some very attractive opportunities in called/redeemed bonds, debtor-in-possession financings (DIPs), special purpose acquisition companies (SPACs), and defeased municipal bonds.  We remain focused on our goals of preserving investor capital and generating an attractive yield while maintaining a short average effective maturity.

The Fund purchases below investment grade debt as part of its core strategy.  Deemed speculative in nature by credit ratings because of elevated balance sheet leverage, the asset class has a greater potential for defaults and credit losses than government and investment grade debt.  However, we believe our “bottom-up” research approach significantly mitigates this risk as shown in this latest global selloff.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

*Definitions: The ICE BofAML 0-3 Year U.S. Treasury Index tracks the performance of US dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. The ICE BofAML 1-3 Year U.S. Corporate Bond Index is a subset of the ICE BofAML U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than three years. The ICE BofAML 0-3 Year U.S. High Yield Excluding Financials Index tracks the performance of short maturity US dollar denominated below investment grade rating (based on an average of Moody’s, S&P, and Fitch), at least 18 months to final maturity at the time of issuance, at least one month but less than three years remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and minimum amount outstanding of $250 million.  The ICE BofAML U.S. High Yield Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million.  The S&P 500 Index is a stock market index that measures the stock performance of 500 large companies listed on stock exchanges in the United States.  The Price-to-Earnings (or Price/Earnings, P/E) Ratio is the ratio of a company’s share price to the company’s earnings per share. A Basis Point (bp) is equal to 1/100 of a percent. A Credit Rating is the evaluation of the credit risk of a prospective debtor, predicting their ability to pay the debt back, and an implicit likelihood of the debtor defaulting. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. Debtor-In-Possession Financing (DIP Financing) is a special form of financing for companies in financial distress, typically during restructuring under corporate bankruptcy law.  The Option-Adjusted Spread (OAS) is the measurement of the spread of a fixed-income security rate and the risk-free rate of return, which is then adjusted to take into account an embedded option. A Defeased Municipal Bond is a bond which, after its issuance, has its outstanding debt collateralized by cash equivalents or risk-free securities.  Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values.  Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices. Effective Maturity is the weighted average of the portfolio’s yield to worst date/work out date. Credit Spread is the difference in yield between a U.S. Treasury bond and another debt security with the same maturity but of lesser quality.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may invest in exchange-traded funds (“ETFs”)  and exchange-traded notes (“ETNs”), which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell such shares. The value of ETNs may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing plan fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2019 to
	October 1, 2019	March 31, 2020	March 31, 2020*
Actual	$1,000.00	$ 954.00	$4.49
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.40	$4.65

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate. The allocation of portfolio holdings as of March 31, 2020 is as follows:

Allocation of Portfolio Holdings
(% of Net Assets)

Average Annual Returns as of March 31, 2020

	One	Since
	Year	February 1, 2018[1]
Institutional Class Shares	-3.15%	-0.05%
ICE BofAML 0-3 Year U.S. High Yield
Excluding Financials Index	-8.86%	-1.96%
ICE BofAML 0-3 Year U.S. Treasury Index	4.65%	3.42%
ICE BofAML 1-3 Year U.S. Corporate Bond Index	1.78%	2.52%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofAML 0-3 Year U.S. High Yield Excluding Financials Index is a subset of ICE BofAML 0-3 Year U.S. High Yield Index excluding sector level 2 Financial issuers. ICE BofAML 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years.  Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. ICE BofAML 1-3 Year U.S. Corporate Bond Index is a subset of ICE BofAML U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 3 years. It is not possible to invest directly in an index.

Growth of $250,000 Investment

*	Commencement of investment operations.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments

March 31, 2020 (Unaudited)

	Principal
	Amount	Value
BANK LOANS – 14.72%

Administrative and Support and Waste Management
and Remediation Services – 2.68%
Advanced Disposal Services, Inc.
2.894% (1 Month LIBOR + 2.250%), 11/10/2023 (a)	$3,668,756	$3,644,285
Monitronics International, Inc.
7.750% (1 Month LIBOR + 6.500%), 03/29/2024 (a)	138,139	94,798
		3,739,083

Arts, Entertainment, and Recreation – 0.06%
Town Sports International LLC
4.500% (1 Month LIBOR + 3.500%), 11/15/2020 (a)	221,651	85,197

Information – 5.63%
Cincinnati Bell, Inc.
4.895% (1 Month LIBOR + 3.250%), 10/02/2024 (a)	2,778,000	2,685,534
Infor US, Inc.
3.750% (3 Month LIBOR + 2.750%), 02/01/2022 (a)	3,352,029	3,249,792
Internap Corp.
8.000% (1 Month LIBOR + 7.000%), 04/06/2022 (a)(b)	93,447	31,539
Windstream Services LLC
3.490% (1 Month LIBOR + 2.500%), 02/26/2021 (a)	1,939,652	1,900,859
		7,867,724

Manufacturing – 0.48%
Trico Group LLC
8.450% (3 Month LIBOR + 7.000%), 02/02/2024 (a)	765,231	669,577

Mining, Quarrying, and Oil and Gas Extraction – 0.79%
Crestwood Holdings LLC
8.280% (1 Month LIBOR + 7.500%), 03/05/2023 (a)	113,527	47,823
Fieldwood Energy LLC
7.027% (3 Month LIBOR + 5.250%), 04/11/2022 (a)	2,947,000	1,049,869
		1,097,692

Retail Trade – 0.22%
Party City Holdings, Inc.
3.490% (1 Month LIBOR + 2.500%), 08/19/2022 (a)	606,420	310,309

Utilities – 4.86%
Pacific Gas & Electric Co.
3.120% (1 Month LIBOR + 2.250%), 12/31/2020 (a)	6,940,000	6,789,610
TOTAL BANK LOANS (Cost $23,173,385)		20,559,192

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal
	Amount	Value
COMMERCIAL PAPER – 2.10%

Retail Trade – 2.10%
Walgreens Boots Alliance, Inc.
1.971%, 06/15/2020 (c)	$2,952,000	$2,930,219
TOTAL COMMERCIAL PAPER (Cost $2,940,008)		2,930,219

CONVERTIBLE BONDS – 4.20%

Real Estate and Rental and Leasing – 1.02%
Consolidated Tomoka Land Co.
3.875%, 04/15/2025 (e)	1,818,000	1,418,040

Transportation and Warehousing – 0.82%
Ship Finance International Ltd.
5.750%, 10/15/2021 (d)	1,295,000	1,149,904

Utilities – 2.36%
Clearway Energy, Inc.
3.250%, 06/01/2020 (e)	3,371,000	3,293,883
TOTAL CONVERTIBLE BONDS (Cost $6,509,020)		5,861,827

CORPORATE BONDS – 60.69%

Accommodation and Food Services – 0.06%
Arrow Bidco LLC
9.500%, 03/15/2024 (e)	193,000	88,538

Administrative and Support and Waste Management
and Remediation Services – 1.24%
GFL Environmental, Inc.
5.625%, 05/01/2022 (d)(e)	1,701,000	1,730,233

Arts, Entertainment, and Recreation – 0.14%
Gaming Innovation Group PLC
9.311% (3 Month STIBOR + 9.000%), 06/28/2022 (d)(f)	2,250,000	193,327

Construction – 1.71%
Great Lakes Dredge & Dock Corp.
8.000%, 05/15/2022	2,420,000	2,388,985

Finance and Insurance – 0.65%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 02/01/2022	651,000	656,104

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 60.69% (CONTINUED)

Finance and Insurance – 0.65% (Continued)

Vostok New Ventures Ltd.
5.750%, 10/04/2022 (d)(f)	$2,960,000	$256,577
		912,681

Information – 30.78%
Azerion Holding BV
8.500% (3 Month EURIBOR + 8.500%), 03/17/2023 (d)(g)	494,000	457,932
Catena Media PLC
5.500% (3 Month EURIBOR + 5.500%), 03/02/2021 (d)(g)	200,000	187,493
CCO Holdings LLC / CCO Holdings Capital Corp.
5.250%, 09/30/2022	5,361,000	5,394,506
5.125%, 05/01/2023 (e)	3,608,000	3,666,648
CentralNic Group PLC
7.000% (3 Month EURIBOR + 7.000%), 07/03/2023 (d)(g)	1,007,000	857,033
CenturyLink, Inc.
5.625%, 04/01/2020	4,573,000	4,573,000
Cogent Communications Finance, Inc.
5.625%, 04/15/2021 (e)	3,440,000	3,414,200
CSC Holdings LLC
5.375%, 07/15/2023 (e)	2,013,000	2,025,571
DISH DBS Corp.
5.125%, 05/01/2020	711,000	708,018
HC2 Holdings, Inc.
11.500%, 12/01/2021 (e)	1,765,000	1,654,688
Level 3 Financing, Inc.
5.375%, 08/15/2022	951,000	956,468
Linkem S.p.A.
7.000% (3 Month EURIBOR + 7.000%), 08/05/2022 (d)(g)	3,044,000	3,288,675
NortonLifeLock, Inc.
4.200%, 09/15/2020	610,000	606,640
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (e)	3,669,000	3,682,682
Sprint Communications, Inc.
7.000%, 08/15/2020	6,047,000	6,071,490
TEGNA, Inc.
4.875%, 09/15/2021 (e)	2,275,000	2,238,031
T-Mobile USA, Inc.
6.000%, 03/01/2023	1,050,000	1,062,353
Unisys Corp.
10.750%, 04/15/2022 (e)	2,029,000	2,142,494
		42,987,922

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 60.69% (CONTINUED)

Manufacturing – 15.20%
ATS Automation Tooling Systems, Inc.
6.500%, 06/15/2023 (d)(e)	$2,256,000	$2,213,689
Berry Global, Inc.
5.500%, 05/15/2022	156,000	154,833
Briggs & Stratton Corp.
6.875%, 12/15/2020	389,000	294,201
EMC Corp.
2.650%, 06/01/2020	2,599,000	2,593,932
5.875%, 06/15/2021 (e)	2,506,000	2,518,530
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (d)(g)	200,000	184,597
FXI Holdings, Inc.
7.875%, 11/01/2024 (e)	1,599,000	1,091,829
Kinetic Concepts Inc / KCI USA, Inc.
12.500%, 11/01/2021 (e)	3,931,000	3,955,372
NCR Corp.
5.000%, 07/15/2022	2,920,000	2,755,750
PQ Corp.
6.750%, 11/15/2022 (e)	2,052,000	2,077,693
SB Holdco PLC
8.000% (3 Month EURIBOR + 8.000%), 07/13/2022 (d)(g)	200,000	161,023
Welbilt, Inc.
9.500%, 02/15/2024	1,220,000	1,022,104
Xerox Corp.
2.800%, 05/15/2020	1,180,000	1,178,422
3.500%, 08/20/2020	814,000	802,439
2.750%, 09/01/2020	219,000	218,707
		21,223,121

Mining, Quarrying, and Oil and Gas Extraction – 1.69%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (d)(e)	1,404,000	1,371,947
Sesi LLC
7.125%, 12/15/2021 (e)	2,333,000	979,860
		2,351,807

Professional, Scientific, and Technical Services – 3.66%
Nielsen Finance LLC
4.500%, 10/01/2020	5,253,000	5,115,109

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 60.69% (CONTINUED)

Transportation and Warehousing – 1.38%
Borealis Finance LLC
7.500%, 11/16/2022 (d)	$898,000	$591,276
Chembulk Holding LLC
8.000%, 02/02/2023 (d)	200,000	163,000
Iron Mountain, Inc.
4.375%, 06/01/2021 (e)	455,000	453,521
MPC Container Ships Invest BV
5.945% (3 Month LIBOR + 4.750%), 09/22/2022 (d)	900,000	540,000
Stolt-Nielsen Ltd.
6.375%, 09/21/2022 (d)	200,000	184,998
		1,932,795

Utilities – 1.83%
Vistra Energy Corp.
5.875%, 06/01/2023	2,538,000	2,550,614

Wholesale Trade – 2.35%
CITGO Petroleum Corp.
6.250%, 08/15/2022 (e)	2,989,000	2,712,455
WESCO Distribution, Inc.
5.375%, 12/15/2021	607,000	573,894
		3,286,349
TOTAL CORPORATE BONDS (Cost $88,846,629)		84,761,481

	Number of
	Shares
SPECIAL PURPOSE ACQUISITION VEHICLES – 3.09%
Andina Acquisition Corp. III (d)(h)	20,400	205,632
Gordon Pointe Acquisition Corp. – Class A (h)	60,778	648,501
Schultze Special Purpose Acquisition Corp. (h)	82,600	835,912
Spartan Energy Acquisition Corp. (h)	59,200	599,104
Subversive Capital Acquisition Corp. (d)(h)	209,000	2,025,210
TOTAL SPECIAL PURPOSE ACQUISITION VEHICLES
(Cost $4,171,345)		4,314,359

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Number of
	Shares	Value
Money Market Funds – 10.90%
First American Government Obligations Fund – Class X, 0.406% (i)	7,150,908	$7,150,908
First American Treasury Obligations Fund – Class X, 0.314% (i)	8,070,598	8,070,598
TOTAL MONEY MARKET FUNDS (Cost $15,221,506)		15,221,506
Total Investments (Cost $140,861,893) – 95.70%		133,648,584
Other Assets in Excess of Liabilities – 4.30%		6,004,172
Total Net Assets – 100.00%		$139,652,756

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown represents the rate at March 31, 2020.
(b)	Represents a security in default.
(c)	Zero coupon security. The effective yield is listed.
(d)	Foreign issued security.
(e)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(f)	Principal amount denominated in Swedish Krona.
(g)	Principal amount denominated in Euros.
(h)	Non-income producing security.
(i)	Seven day yield as of March 31, 2020.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statement of Assets and Liabilities

March 31, 2020

ASSETS
Investments, at value (cost $140,861,893)	$133,648,584
Cash	9,997,006
Receivables:
Investments sold	4,352,482
Interest	1,694,623
Fund shares sold	43,440
Other assets	32,719
TOTAL ASSETS	149,768,854
LIABILITIES
Payables:
Investments purchased	9,821,261
Fund shares redeemed	160,016
To advisor	72,615
To affiliates	27,329
Shareholder service fees	19,481
Accrued expenses and other liabilities	15,396
TOTAL LIABILITIES	10,116,098
NET ASSETS	$139,652,756

Net assets consist of:
Paid-in capital	$148,614,209
Total distributable loss	(8,961,453)
NET ASSETS	$139,652,756

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	14,797,819
Net asset value, offering, and redemption price per share	$9.44

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statement of Operations

For the Six Months Ended March 31, 2020

INVESTMENT INCOME
Interest income	$2,591,837
TOTAL INVESTMENT INCOME	2,591,837
EXPENSES
Management fees	470,054
Shareholder servicing fees – Institutional Class	72,316
Administration and accounting fees	45,998
Transfer agent fees and expenses	25,068
Federal and state registration fees	13,261
Audit and tax fees	11,346
Legal fees	10,607
Custody fees	9,058
Trustees’ fees	7,401
Pricing fees	6,864
Chief Compliance Officer fees	6,131
Reports to shareholders	4,665
Insurance expenses	1,281
Other expenses	3,387
TOTAL EXPENSES	687,437
Expense recoupment by Adviser (Note 4)	2,781
Less waivers and reimbursement by Adviser (Note 4)	(27,360)
NET EXPENSES	662,858
NET INVESTMENT INCOME	1,928,979
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(1,626,083)
Foreign currency translation	(16,603)
(1,642,686)
Net change in unrealized appreciation/(depreciation) on:
Investments	(7,172,682)
Foreign currency translation	97
(7,172,585)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(8,815,271)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(6,886,292)

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statements of Changes in Net Assets

	For Six Months
	Ended
	March 31, 2020	For Year Ended
	(Unaudited)	September 30, 2019
FROM OPERATIONS
Net investment income	$1,928,979	$2,165,849
Net realized gain/(loss) on:
Investments	(1,626,083)	47,964
Foreign currency translation	(16,603)	(3,942)
Net change in unrealized
appreciation/(depreciation) on:
Investments	(7,172,682)	(96,142)
Foreign currency translation	97	(37)
Net increase (decrease) in net assets
from operations	(6,886,292)	2,113,692

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(2,089,087)	(2,189,123)
Net decrease in net assets resulting
from distributions paid	(2,089,087)	(2,189,123)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	44,681,190	99,181,908
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	1,659,671	1,347,199
Payments for shares redeemed –
Institutional Class	(26,731,574)	(17,262,208)
Net increase in net assets from
capital share transactions	19,609,287	83,266,899
TOTAL INCREASE IN NET ASSETS	10,633,908	83,191,468

NET ASSETS:
Beginning of Period/Year	129,018,848	45,827,380
End of Period/Year	$139,652,756	$129,018,848

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year
Institutional Class
				Period from
	Six Months			February 1,
	Ended			2018(1)
	March 31,	Year Ended		through
	2020	September 30,		September 31,
	(Unaudited)	2019		2018
Net Asset Value, Beginning of Period/Year	$10.04	$10.06		$10.00

Income from investment operations:
Net investment income(2)	0.13	0.29		0.17
Net realized and unrealized gain (loss)
on investments(3)	(0.57)	(0.02)		0.02
Total from investment operations	(0.44)	0.27		0.19

Less distributions paid:
From net investment income	(0.16)	(0.29)		(0.13)
From net realized gains	—	(0.00	)(4)	—
Total distributions paid	(0.16)	(0.29)		(0.13)

Net Asset Value, End of Period/Year	$9.44	$10.04		$10.06

Total return(5)	-4.60%	2.71%		1.95%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$139,653	$129,019		$45,827

Ratio of expenses to average net assets:
Before waiver and reimbursements
of expenses(6)	0.95%	1.08%		1.90%
After waiver and reimbursements
of expenses(6)	0.92%	0.96%		1.00%
Ratio of net investment income to average net assets:
Before waiver and reimbursements
of expenses(6)	2.64%	2.83%		1.64%
After waiver and reimbursements
of expenses(6)	2.67%	2.95%		2.54%
Portfolio turnover rate(7)	100.41%	198.63%		76.70%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(4)	Less than $0.005 per share.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements
March 31, 2020 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Low Duration High Yield Fund (the “Fund”) represents a distinct diversified series within the Trust with its own investment objective and policies. The investment objective of the Fund is high current income and capital appreciation consistent with the preservation of capital. The Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018.  The Fund has registered both an Investor Class and Institutional Class of shares.  During the six months ended March 31, 2020 only the Institutional Class was operational.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.  CrossingBridge Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued.  Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2020 (Unaudited)

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds are valued at cost. If cost does not represent current market value, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2020 (Unaudited)

regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$—	$20,559,192	$—	$20,559,192
Commercial Paper	—	2,930,219	—	2,930,219
Convertible Bonds	—	5,861,827	—	5,861,827
Corporate Bonds	—	84,761,481	—	84,761,481
Special Purpose
Acquisition Companies	1,435,016	2,879,343	—	4,314,359
Money Market Funds	15,221,506	—	—	15,221,506
Total Assets	$16,656,522	$116,992,062	$—	$133,648,584

(1)	See the Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the six months ended March 31, 2020.

The Fund did not invest in derivative securities or engage in hedging activities during the six months ended March 31, 2020.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2020 (Unaudited)

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended March 31, 2020, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2020, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d) Distributions to Shareholders

In general, the Fund will distribute net investment income monthly and any net realized capital gains at least annually. The Fund may make additional distributions if deemed to be desired during the year.  Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent these differences are attributable to permanent book and tax accounting differences, they are reclassified in components of net assets.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2020 (Unaudited)

(f) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed up to 0.10% of average daily net assets of the Fund’s Institutional Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i) Loan Participation

When purchasing participation interests in a loan, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2020 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders during the six months ended March 31, 2020 and year ended September 30, 2019 were as follows:

	March 31, 2020	September 30, 2019
Ordinary Income	$2,089,087	$2,189,123

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2019.

As of September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$130,552,321
Gross tax unrealized appreciation	477,116
Gross tax unrealized depreciation	(556,656)
Total net tax unrealized depreciation on investments	$(79,540)
Undistributed ordinary income	202,903
Undistributed long-term capital gain	—
Total distributable earnings	$202,903
Other accumulated losses	(109,437)
Total accumulated earnings	$13,926

At September 30, 2019, the Fund had $91,123 of short-term losses remaining which will be carried forward indefinitely to offset future realized capital gains. The Fund had no long-term capital losses to carryforward. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended September 30, 2019.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through October 31, 2021 to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2020 (Unaudited)

connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) do not exceed 0.80% of the Fund’s average daily net assets. Prior to November 1, 2019, this percentage was 0.90%. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. During the six months ended March 31, 2020, the Adviser recouped $2,781 of previously waived expenses. The following table shows the remaining waiver or reimbursed expenses for the Fund subject to potential recovery expiring:

September 30, 2021	$112,396
September 30, 2022	$93,650
March 31, 2023	$27,360

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes the Fund to pay Quasar Distributors, LLC (“Quasar” or the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund’s Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares. The Fund incurred no fees pursuant to the 12b-1 Plan during the six months ended March 31, 2020 as the Investor Class was not operational during the period.

The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Fund which currently authorizes the Fund to pay up to 0.10% of the Fund’s average daily net assets attributable to Institutional Class shares to other financial institutions for shareholder servicing (however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time). The following table details the fees incurred for Institutional Class shares for the Fund pursuant to the Shareholder Servicing Plan during the six months ended March 31, 2020, as well as the fees owed as of March 31, 2020.

	Fees Incurred	Fees Owed
Shareholder Servicing Plan	$72,316	$19,481

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; and coordinates the preparation and payment of the Fund’s

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2020 (Unaudited)

expenses and reviews the Fund’s expense accruals. Fund Services also serves as the transfer agent to the Fund and provides pricing services to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. Fees and expenses incurred for the six months ended March 31, 2020, and owed as of March 31, 2020 are as follows:

	Fees Incurred	Fees Owed
Fund Administration and Accounting	$45,998	$14,773
Transfer Agency	$25,068	$7,172
Custody	$9,058	$3,225

The Fund also has a line of credit with U.S. Bank (see Note 10).

Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended March 31, 2020 and owed as of March 31, 2020, is as follows:

	Fees Incurred	Fees Owed
Chief Compliance Officer	$6,131	$2,159

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
Shares sold	4,470,319	9,886,868
Shares reinvested	167,746	134,434
Shares redeemed	(2,695,647)	(1,720,625)
Net increase	1,942,418	8,300,677

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended March 31, 2020 are summarized below.

Purchases	Sales
$117,306,711	$87,873,173

There were no purchases or sales of U.S. government securities for the Fund.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At March 31, 2020, Charles Schwab & Co., Inc. held 72.50% of the Fund.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2020 (Unaudited)

(10)	Line of Credit

At March 31, 2020, the Fund had a line of credit in the amount of the lesser of $5,000,000 or 20% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 8, 2020. The unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank. Interest will be accrued at the prime rate (3.25% as of March 31, 2020). During the six months ended March 31, 2020, the Fund did not utilize the line of credit.

(11)	New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund’s financial statements.

(12)	Subsequent Events

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC, the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

On April 29, 2020, the Fund declared and paid a distribution of $496,241 to its shareholders of record on April 28, 2020.

On May 28, 2020, the Fund declared and paid a distribution of $429,435 to its shareholders of record on May 27, 2020.

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended September 30, 2019, 0.87% of the Fund’s taxable ordinary income distributions were designated as short-term capital gain distributions under the Internal Revenue Code Section 871(k).

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-898-2780.

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Michael D.	Trustee	Indefinite	19	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting	(an open-end
Year of Birth: 1955				(June 2019–	investment
				present),	company with
				Professor,	two portfolios).
Department of
Accounting
(2004–2019),
Chair,
Department
of Accounting
(2004–2017),
Marquette
University.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Gary A. Drska	Trustee	Indefinite	19	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	19	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing	Trust (an open-
Year of Birth: 1943		2009		Director, Chief	end investment
				Administrative	company)
				Officer (“CAO”)	(2010–2016).
and Chief
Compliance
Officer (“CCO”),
Granite Capital
International
Group, L.P.
(an investment
management firm)
(1994–2011).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	19	President	Trustee, USA
615 E. Michigan St.	and	Term; Since		(2017–present),	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	(an open-
Year of Birth: 1962		2001		Officer	end investment
				(2016–present),	company)
				Executive Vice	(2001–2018);
				President	Trustee, Buffalo
				(1994–2017),	Funds (an open-
				U.S. Bancorp	end investment
				Fund Services,	company)
				LLC.	(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004–
	Officer			present).

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1985	Vice	2017		Services, LLC
	President			(February 2017–
	and			present); Vice
	Anti-Money			President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December
2016–January
2017); Vice
President and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016–
November 2016),
Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance
Counsel (2013–
2015), Heartland
Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019–present);
Partner, Practus,
LLP (2018–2019);
Counsel, Drinker
Biddle & Reath
(2016–2018);
Counsel,
Huntington
Bancshares
Inc. (2011–2015).

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

 (This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-898-2780. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-888-898-2780, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Fund's filings on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-2780 to request individual copies of these documents. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date     6/3/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date     6/3/2020

By (Signature and Title)*                    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     6/3/2020

* Print the name and title of each signing officer under his or her signature.